INVESCO STRATEGIC PORTFOLIOS, INC.

                  Supplement to Prospectus dated March 1, 1998

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the seventh paragraph and (2) substitute the following sentence in its place:

     Financial Services: Jeffrey G. Morris, a Chartered Financial Analyst, has been the lead portfolio manager since July 1998 (co-portfolio manager from 1997 to 1998).

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the eighth paragraph and (2) substitute the following sentences in its place:

     Daniel B. Leonard is a co-portfolio manager of the Portfolio. Mr. Leonard has provided assistance in the management of certain portfolios that comprise INVESCO Strategic Portfolios, Inc., including the Portfolio, since 1988 and since March 1997, Mr. Leonard has supervised the overall management of said Portfolios.

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the ninth paragraph and (2) substitute the following sentences in its place:

     Daniel B. Leonard is the portfolio manager of the Portfolio. Mr. Leonard has provided assistance in the management of certain portfolios that comprise INVESCO Strategic Portfolios, Inc., including the Portfolio, since 1988 and since March 1997, Mr. Leonard has supervised the overall management of said Portfolios.

The section of the above Fund's Prospectus entitled "The Fund And Its Management" is amended to (1) delete the first sentence of the twelfth paragraph and (2) substitute the following sentences in its place:

     Daniel B. Leonard is a co-portfolio manager of the Portfolio. Mr. Leonard has provided assistance in the management of certain portfolios that comprise INVESCO Strategic Portfolios, Inc., including the Portfolio, since 1988 and since March 1997, Mr. Leonard has supervised the overall management of said Portfolios.

The date of this Supplement is July 20, 1998.